Borrowings	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Borrowings
16.	Borrowings
Details of borrowings as at December 31, 2021 and 2022, are as follows:
Debentures

( i n millions of Korean won and thousands of foreign currencies)			December 31, 2021				December 31, 2022
Type	Maturity	Annual interest rates	Foreign currency		Korean won		Foreign currency		Korean won
MTNP notes 1	Sep. 7, 2034	6.500%	USD	100,000	￦	118,550	USD	100,000	￦	126,730
MTNP notes	Jul. 18, 2026	2.500%	USD	400,000		474,200	USD	400,000		506,920
MTNP notes	Aug. 7, 2022	—	USD	400,000		474,200		—		—
FR notes 2	Aug. 23, 2023	LIBOR(3M)+0.900%	USD	100,000		118,550	USD	100,000		126,730
MTNP notes	Jul. 19, 2022	—	JPY	29,600,000		304,951		—		—
MTNP notes	Jul. 19, 2024	0.330%	JPY	400,000		4,121	JPY	400,000		3,813
MTNP notes	Sep. 1, 2025	1.000%	USD	400,000		474,200	USD	400,000		506,920
FR notes 2	Nov. 1, 2024	LIBOR(3M)+0.980%	USD	350,000		414,925	USD	350,000		443,555
FR notes 2	Jun. 19, 2023	SOR(6M)+0.500%	SGD	284,000		249,108	SGD	284,000		267,843
MTNP notes	Jan. 21, 2027	1.375%	USD	300,000		355,650	USD	300,000		380,190
MTNP notes	Aug. 08, 2025	4.000%		—		—	USD	500,000		633,650
The 183-3rd Public bond	Dec. 22, 2031	4.270%		—		160,000		—		160,000
The 184-2nd Public bond	Apr. 10, 2023	2.950%		—		190,000		—		190,000
The 184-3rd Public bond	Apr. 10, 2033	3.170%		—		100,000		—		100,000
The 186-3rd Public bond	Jun. 26, 2024	3.418%		—		110,000		—		110,000
The 186-4th Public bond	Jun. 26, 2034	3.695%		—		100,000		—		100,000
The 187-3rd Public bond	Sep. 2, 2024	3.314%		—		170,000		—		170,000
The 187-4th Public bond	Sep. 2, 2034	3.546%		—		100,000		—		100,000
The 188-2nd Public bond	Jan. 29, 2025	2.454%		—		240,000		—		240,000
The 188-3rd Public bond	Jan. 29, 2035	2.706%		—		50,000		—		50,000
The 189-3rd Public bond	Jan. 28, 2026	2.203%		—		100,000		—		100,000
The 189-4th Public bond	Jan. 28, 2036	2.351%		—		70,000		—		70,000
The 190-2nd Public bond	Jan. 30, 2023	2.749%		—		150,000		—		150,000
The 190-3rd Public bond	Jan. 30, 2028	2.947%		—		170,000		—		170,000
The 190-4th Public bond	Jan. 30, 2038	2.931%		—		70,000		—		70,000
The 191-1st Public bond	Jan. 14, 2022	—		—		220,000		—		—
The 191-2nd Public bond	Jan. 15, 2024	2.088%		—		80,000		—		80,000
The 191-3rd Public bond	Jan. 15, 2029	2.160%		—		110,000		—		110,000
The 191-4th Public bond	Jan. 14, 2039	2.213%		—		90,000		—		90,000
The 192-1st Public bond	Oct. 11, 2022	—		—		340,000		—		—
The 192-2nd Public bond	Oct. 11, 2024	1.578%		—		100,000		—		100,000
The 192-3rd Public bond	Oct. 11, 2029	1.622%		—		50,000		—		50,000
The 192-4th Public bond	Oct. 11, 2039	1.674%		—		110,000		—		110,000
The 193-1st Public bond	Jun. 16, 2023	1.174%		—		150,000		—		150,000
The 193-2nd Public bond	Jun. 17, 2025	1.434%		—		70,000		—		70,000
The 193-3rd Public bond	Jun. 17, 2030	1.608%		—		20,000		—		20,000
The 193-4th Public bond	Jun. 15, 2040	1.713%		—		60,000		—		60,000
The 194-1st Public bond	Jan. 26, 2024	1.127%		—		130,000		—		130,000
The 194-2nd Public bond	Jan. 27, 2026	1.452%		—		140,000		—		140,000
The 194-3rd Public bond	Jan. 27, 2031	1.849%		—		50,000		—		50,000
The 194-4th Public bond	Jan. 25, 2041	1.976%		—		80,000		—		80,000
The 195-1st Public bond	Jun. 10, 2024	1.387%		—		180,000		—		180,000
The 195-2nd Public bond	Jun. 10, 2026	1.806%		—		80,000		—		80,000
The 195-3rd Public bond	Jun. 10, 2031	2.168%		—		40,000		—		40,000
The 196-1st Public bond	Jan. 27, 2025	2.596%		—		—		—		270,000
The 196-2nd Public bond	Jan. 27, 2027	2.637%		—		—		—		100,000
The 196-3rd Public bond	Jan. 27, 2032	2.741%		—		—		—		30,000

(in millions of Korean won and thousands of foreign currencies)			December 31, 2021		December 31, 2022
Type	Maturity	Annual interest rates	Foreign currency	Korean won	Foreign currency	Korean won

The 197-1st Public bond	Jun. 27, 2025	4.191%	—	—	—	280,000

The 197-2nd Public bond	Jun. 29, 2027	4.188%	—	—	—	120,000
The 18-1st Won-denominated unsecured bond	Jul. 2, 2024	1.844%	—	100,000	—	100,000
The 18-2nd Won-denominated unsecured bond	Jul. 2, 2026	2.224%	—	50,000	—	50,000
The 148th Won-denominated unsecured bond	Jun. 23, 2023	1.513%	—	100,000	—	100,000
The 149-1st Won-denominated unsecured bond	Mar. 8, 2024	1.440%	—	70,000	—	70,000
The 149-2nd Won-denominated unsecured bond	Mar. 10, 2026	1.756%	—	30,000	—	30,000
The 150-1st Won-denominated unsecured bond	Apr. 7, 2023	1.154%	—	20,000	—	20,000
The 150-2nd Won-denominated unsecured bond	Apr. 8, 2024	1.462%	—	30,000	—	30,000
The 151-1st Won-denominated unsecured bond	May 12, 2023	1.191%	—	10,000	—	10,000
The 151-2nd Won-denominated unsecured bond	May 14, 2024	1.432%	—	40,000	—	40,000
The 152-1st Won-denominated unsecured bond	Aug. 30, 2024	1.813%	—	80,000	—	80,000
The 152-2nd Won-denominated unsecured bond	Aug. 28, 2026	1.982%	—	20,000	—	20,000
The 153-1st Won denominated unsecured bond	Nov. 10, 2023	2.310%	—	30,000	—	30,000
The 153-2nd Won-denominated unsecured bond	Nov. 11, 2024	2.425%	—	70,000	—	70,000
The 154th Won-denominated unsecured bond	Jan. 23, 2025	2.511%	—	40,000	—	40,000
The 155-1st Won-denominated unsecured bond	Feb. 29, 2024	2.615%	—	—	—	50,000
The 155-2nd Won-denominated unsecured bond	Sep. 2, 2024	2.745%	—	—	—	20,000
The 155-3rd Won-denominated unsecured bond	Feb. 28, 2025	2.880%	—	—	—	20,000
The 156-1st Won-denominated unsecured bond 3	Mar. 25, 2025	5Y CMS+0.404%	—	—	—	60,000
The 156-2nd Won-denominated unsecured bond 3	Mar. 25, 2032	10Y CMS+0.965%	—	—	—	40,000
The 157-1st Won-denominated unsecured bond	Apr. 28, 2023	2.588%	—	—	—	30,000
The 157-2nd Won-denominated unsecured bond	Oct. 27, 2023	3.024%	—	—	—	30,000
The 158th Won-denominated unsecured bond	Jan. 27, 2025	4.421%	—	—	—	50,000
The 159-1st Won-denominated unsecured bond	Aug. 09, 2024	4.267%	—	—	—	30,000
The 159-2nd Won-denominated unsecured bond	Aug. 11, 2027	4.505%	—	—	—	30,000
The 160-1st Won-denominated unsecured bond	Jun. 14, 2024	5.615%	—	—	—	20,000
The 160-2nd Won-denominated unsecured bond	Dec. 13, 2024	5.667%	—	—	—	20,000

(in millions of Korean won and thousands of foreign currencies)			December 31, 2021			December 31, 2022
Type	Maturity	Annual interest rates	Foreign currency	Korean won		Foreign currency	Korean won

The 160-3rd Won-denominated unsecured bond	Dec. 12, 2025	5.769%	—		—	—		30,000
The 161-1st Won-denominated unsecured bond	Jun. 21, 2024	5.527%	—		—	—		10,000
The 161-2nd Won-denominated unsecured bond	Dec. 20, 2024	5.557%	—		—	—		20,000
The 161-3rd Won-denominated unsecured bond	Jun. 20, 2025	5.594%	—		—	—		30,000
The 161-4th Won-denominated unsecured bond	Dec. 22, 2025	5.615%	—		—	—		10,000
The 162-1st Won-denominated unsecured bond	Dec. 27, 2023	5.066%	—		—	—		50,000
The 162-2nd Won-denominated unsecured bond	Jan. 26, 2024	5.069%	—		—	—		40,000
The 162-3rd Won-denominated unsecured bond	Apr. 26, 2024	5.080%	—		—	—		10,000
Subtotal					7,558,455			8,406,351
Less: Current portion					(1,337,714)			(1,154,101)
Discount on bonds					(22,093)			(23,728)
Total				￦	6,198,648		￦	7,228,522
1
As at December 31, 2022, the Group has outstanding notes in the amount of USD 2,000 million with fixed interest rates under Medium Term Note Program (“MTNP”) registered in the Singapore Stock Exchange, which allowed issuance of notes of up to USD 100 million. However, the MTNP has been terminated since 2007.

2
The Libor (3M) and SOR (6M) is approximately 4.767% and 4.429%, respectively as at December 31, 2022. The loan has not been converted to an alternative indicator interest rate, and the Group is assessing the impact of switching to an alternative indicator interest rate as of December 31, 2022.

2	The CMS (5Y) and CMS (10Y) is approximately 3.588% and 3.490%, respectively as at December 31, 2022. The loan has not been converted to an alternative indicator interest rate.

Convertible bonds

(in millions of Korean won)
Type	Issuance Date	Maturity	Annual interest Rate	December 31, 2021		December 31, 2022
The 1st CB (Private) 1	Jun. 5, 2020	Jun. 5, 2025	2	￦	8,000	￦	8,000
The 1st unsecured CB 3	Jul. 25, 2022	Jan. 25, 2025	4		—		30,000
Redemption premium					2,267		4,565
Bond discount issuance					(3,825)		(7,206)

Subtotal					6,442		35,359

Current portion					—		—

Total				￦	6,442	￦	35,359

1	Common shares of Storywiz are subject to conversion (appraisal period : June 5, 2021~May 4, 2025).
2	Nominal interest rate and maturity yield is approximately 0% and 5%, respectively, and will be settled on maturity.
3	Common shares of KT cloud are subject to conversion (appraisal period: July 27, 2022~December 25, 2024).
4	Nominal interest rate and maturity yield is approximately 0% and 3%, respectively, and the sum of principal and interest will be settled on maturity.
Short-term borrowings

(in millions of Korean won)			December 31, 2021			December 31, 2022
Type	Financial institution	Annual interest rates	Foreign currency	Korean won		Foreign currency		Korean won
Operational	Shinhan Bank 1	3.840%~6.440%	—	￦	4,500		—	￦	105,000
		CD(91D)+1.750%	—		—		—		30,000
	Woori Bank 1,2	KORIBOR(3M)+1.960%	—		20,000		—		20,000
		CD(91D)+1.430%	—		—		—		30,000
	Korea Development Bank	4.630%~ 6.200%	—		16,000		—		27,201
	Industrial Bank of Korea	4.880%	—		6,000		—		6,000
	Hana Bank 1	CD(91D)-0.020%	—		5,000		—		5,000
	KB SECURITIES	5.904%	—		71,000		—		94,822
	Shinhan Investment	—	—		73,000		—		—
	KIWOOM Securities	—	—		63,000		—		—
	NH INVESTMENT & SECURITIES	5.070%	—		53,000		—		20,000
	Korea Investment & Securities	—	—		10,000		—		—
	HSBC	5.090%	USD 14,700		17,427	USD	18,500		23,451
	NongHyup Bank 2	4.690%~ 4.940%	—		—		—		9,000
		COFIX(6M)+1.780%	—		—		—		15,000
	IBK Securities	5.070%	—		—		—		20,000
	Hi Investment & Securities and others	3.710%	—		—		—		99,524

	Total			￦	338,927			￦	504,998

1	CD (91D) is approximately 3.980% as at December 31, 2022.
2	KORIBOR (3M) and COFIX (6M) are approximately 4.040% and 4.340%, respectively, as at December 31, 2022.

Long-term borrowings

(in millions of Korean won and thousands of foreign currencies)			December 31, 2021				December 31, 2022
Financial institution	Type	Annual interest rates	Foreign currency		Korean won		Foreign currency		Korean won
Export-Import Bank of Korea Inter-Korean	Cooperation Fund 1	1.000%		—	￦	2,467		—	￦	1,974
CA-CIB	Long-term CP	1.260%~3.380%		—		100,000		—		200,000
JPM	Long-term CP	2.700%		—		—		—		100,000
DBS	Long-term CP	4.109%		—		—		—		100,000
Shinhan Bank	General loans	—	USD	25,918		30,726		—		—
	General loans 2	LIBOR(3M)+1.650%	USD	8,910		10,563	USD	8,910		11,292
	General loans 2	LIBOR(3M)+1.847%	USD	13,000		15,412	USD	13,000		16,475
	General loans 2	LIBOR(3M)+2.130%	USD	25,000		29,638	USD	25,000		31,683
	General loans	1.900%~3.230%	USD	31,472		37,345	USD	31,472		39,855
	General loans 3	4.490%		—		—		—		62,398
	General loans 2	Term SOFR(3M)+1.300%		—		—	USD	21,127		26,774
Woori Bank	General loans 2	EURIBOR(3M)+0.900%	EUR	7,700		10,336	EUR	7,700		10,404
	General loans	3.320%		—		15,000		—		15,000
	PF loans	2.000%~3.470%		—		23,614		—		40,682
Hi Investment & Securities and others	CP	2.302%~3.622%		—		88,510		—		182,569
Korea Development Bank	General loans	3.000%~3.610%		—		39,000		—		38,000
NH Jayang	PF loans 2	CD(91D)+1.150%		—		46,267		—		59,066
Kyobo Life Insurance	PF loans 2	CD(91D)+1.150%~3.450%		—		41,640		—		66,390
Standard Chartered Bank Korea	PF loans 2	CD(91D)+1.150%~3.450%		—		27,760		—		44,260
Samsung Life Insurance	PF loans	1.860%~4.160%		—		23,133		—		36,883
Kookmin Bank and others	Facility loans	—	USD	9,771		11,584		—		—

Subtotal						552,995				1,083,705
Less: Current portion						(51,803)				(167,943)

					￦	501,192			￦	915,762

1	The above Inter-Korean Cooperation Fund is repayable in installments over 13 years after a seven-year grace period.
2	LIBOR (3M), EURIBOR (3M), Term SOFR (3M) and CD (91D) are approximately 4.767%, 2.132%, 4.587% and 3.980%, respectively, as at December 31, 2022.
3	The general loans are repayable in installments over 4 years after a three-year grace period.

Repayment schedule of the Group’s
debentures and

borrowings including the portion of current liabilities as at December 31, 2022 is as follows:

(in millions of Korean won)
	Bonds						Borrowings						Total
	In local currency		In foreign currency		Sub- total		In local currency		In foreign currency		Sub- total
Jan. 1, 2023~Dec. 31, 2023	￦	760,000	￦	394,573	￦	1,154,573	￦	590,040	￦	82,900	￦	672,940	￦	1,827,513
Jan. 1, 2024~Dec. 31, 2024		1,380,000		447,368		1,827,368		455,899		51,687		507,586		2,334,954
Jan. 1, 2025~Dec. 31, 2025		1,138,000		1,140,570		2,278,570		182,432		—		182,432		2,461,002
Jan. 1, 2026~Dec. 31, 2026		420,000		506,920		926,920		111,817		—		111,817		1,038,737
After Jan. 1, 2027		1,750,000		506,920		2,256,920		88,581		25,346		113,927		2,370,847

Total	￦	5,448,000	￦	2,996,351	￦	8,444,351	￦	1,428,769	￦	159,933	￦	1,588,702	￦	10,033,053